Asset Backed Preferred Instrument	12 Months Ended
Dec. 31, 2021
Disclosure Of Asset Backed Preferred Instrument [Abstract]
Asset Backed Preferred Instrument [Text Block]

12. Asset Backed Preferred Instrument

On March 5, 2021, Origination executed a Origination Member Units buy back structure, in which a member exchanged 100% of their holdings (3,992,629 Origination Member Units representing approximately 23.4% of the outstanding Origination Member Units at the time) along with a $1,000,000 promissory note (Note 10) for a preferred instrument (23,500,000 LP units) in a newly created limited partnership controlled by the Company ("the LP Units"). Origination was required to redeem 6,670,000 LP Units on or before May 1, 2021 at $0.71 per LP Unit, or before June 1, 2021 at $0.8809 per LP Unit, or before September 1, 2021 at $1.00 per LP Unit or would be considered in default. The remaining 16,830,000 LP Units must be redeemed at $1.00 per LP Unit no later than March 5, 2024. If the remaining 16,830,000 LP Units are not redeemed by this date, the redemption price increases to $1.35 per LP Unit and the Company is considered to be in default. While outstanding, all LP Units earn a fixed rate of return of 12% per annum, which increases to 17% in any event of default. The 6,670,000 LP units were redeemed at $0.71 per LP unit in the second quarter of 2021 for a total amount of $4,735,700.

As a result of the transaction, the Company recorded a reduction to Origination Member Units of $8,680,786 (weighted average issue price to date of $2.17/unit) a reduction in promissory note liability of $1,000,000, a liability at an initial fair value of $21,565,700 and a reduction to accumulated deficit of $11,884,914. The fair value of the liability was determined by discounting the expected cash flows related to the instrument at a market-based rate of 12% per annum.

For the year ended December 31, 2021, the Company recorded finance expense related to the outstanding instrument in the amount of $1,857,351, respectively.

The Company has presented the entire liability as short-term based on management estimates of cash flows available to redeem the LP units in the coming twelve months.